Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary Compensation Table Total for PEO (b)		Average Summary Compensation Table total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e)	Value of Initial Fixed $100 Investment based on
Year (a)		Compensation Actually Paid to PEO (c)			Company TSR (f)	Peer Group TSR (g)	Net Income ($000) (h)	Operating Income ($000) (i)
2022	$3,724,859	$6,075,757	$898,252	$1,558,023	$74	$103	$(14,056)	$2,935
2021	$3,605,814	$(3,306,918)	$1,064,324	$296,858	$67	$142	$3,406	$15,411
2020	$3,971,305	$6,441,875	$1,209,599	$2,285,849	$103	$117	$(7,950)	$(7,664)

Company Selected Measure Name	Operating income
Named Executive Officers, Footnote [Text Block]
Names of PEO and Other NEOs (columns (b), (c), (d) and (e))
2022: PEO: Mr. DeGaynor; Other NEOs: Mr. Horvath, Mr. Borne, Mr. Zizelman and Ms. Benedict
2021: PEO: Mr. DeGaynor; Other NEOs: Mr. Horvath, Mr. Borne, Mr. Zizelman, Ms. Benedict, Mr. Krakowiak and Mr. Dono
2020: PEO: Mr. DeGaynor; Other NEOs: Mr. Krakowiak, Mr. Borne, Mr. Dono and Mr. Heigel

Peer Group Issuers, Footnote [Text Block]
Peer Group Total Shareholder Return (column (g))
The peer group used in this disclosure is the Dow Jones U.S. Auto Parts Total Return Index, which is the same peer group used in Part II, Item 5 of our Form 10-K.

PEO Total Compensation Amount	$ 3,724,859	$ 3,605,814	$ 3,971,305
PEO Actually Paid Compensation Amount	$ 6,075,757	(3,306,918)	6,441,875
Adjustment To PEO Compensation, Footnote [Text Block]
Adjustments to Calculate Compensation Actually Paid to PEO (column (c)) and Average Compensation Actually Paid to Other NEOs (column (e))
The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP Amounts from the SCT Total of our PEO (column (b)) and our Other NEOs (column (d)). The SCT Total and CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v).

	PEO 2020	PEO 2021	PEO 2022	Other NEOs 2020	Other NEOs 2021	Other NEOs 2022
SCT Total Compensation	$3,971,305	$3,605,814	$3,724,859	$1,209,599	$1,064,324	$898,252
SCT Stock Award Adjustments: Deduct Amounts reported in SCT Stock Awards column	(2,549,966)	(2,649,911)	(2,768,357)	(585,803)	(504,179)	(500,305)
Equity Awards Granted during Fiscal Year:
Add Fair Value of Unvested Awards as of Year End	4,468,503	875,832	2,876,059	1,019,322	202,633	527,203
Add Fair Value of Vested Awards as of Vesting Date	—	—	—	—	—	100,708
Unvested Equity Awards Granted in prior Fiscal Years: Add/Subtract the Change in Fair Value from Prior Year End to Current Year End	1,441,560	(5,468,320)	2,268,153	710,860	(608,566)	517,949
Vested Equity Awards Granted in prior Fiscal Years: Add/Subtract the Change in Fair Value from Prior Year End to Vesting Date	(889,527)	329,667	(24,957)	(68,129)	142,646	14,216
Compensation Actually Paid	$6,441,875	$(3,306,918)	$6,075,757	$2,285,849	$296,858	$1,558,023

Non-PEO NEO Average Total Compensation Amount	$ 898,252	1,064,324	1,209,599
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,558,023	296,858	2,285,849
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Adjustments to Calculate Compensation Actually Paid to PEO (column (c)) and Average Compensation Actually Paid to Other NEOs (column (e))
The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP Amounts from the SCT Total of our PEO (column (b)) and our Other NEOs (column (d)). The SCT Total and CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v).

	PEO 2020	PEO 2021	PEO 2022	Other NEOs 2020	Other NEOs 2021	Other NEOs 2022
SCT Total Compensation	$3,971,305	$3,605,814	$3,724,859	$1,209,599	$1,064,324	$898,252
SCT Stock Award Adjustments: Deduct Amounts reported in SCT Stock Awards column	(2,549,966)	(2,649,911)	(2,768,357)	(585,803)	(504,179)	(500,305)
Equity Awards Granted during Fiscal Year:
Add Fair Value of Unvested Awards as of Year End	4,468,503	875,832	2,876,059	1,019,322	202,633	527,203
Add Fair Value of Vested Awards as of Vesting Date	—	—	—	—	—	100,708
Unvested Equity Awards Granted in prior Fiscal Years: Add/Subtract the Change in Fair Value from Prior Year End to Current Year End	1,441,560	(5,468,320)	2,268,153	710,860	(608,566)	517,949
Vested Equity Awards Granted in prior Fiscal Years: Add/Subtract the Change in Fair Value from Prior Year End to Vesting Date	(889,527)	329,667	(24,957)	(68,129)	142,646	14,216
Compensation Actually Paid	$6,441,875	$(3,306,918)	$6,075,757	$2,285,849	$296,858	$1,558,023

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Performance Measures
The following list identifies the six most important performance measures used by our Compensation Committee to link CAP to our NEOs in 2022, calculated in accordance with SEC regulations, to company performance. The role of each of these performance measures on our NEOs’ compensation is discussed in the CD&A above. The measures in this list are not ranked.
•Cumulative Cash Flow
•Earnings Per Share
•Individual Performance
•Operating Income
•Three Year Cumulative Relative TSR
•Return On Invested Capital

Total Shareholder Return Amount	$ 74	67	103
Peer Group Total Shareholder Return Amount	103	142	117
Net Income (Loss)	$ (14,056,000)	$ 3,406,000	$ (7,950,000)
Company Selected Measure Amount	2,935,000	15,411,000	(7,664,000)
PEO Name	Mr. DeGaynor	Mr. DeGaynor	Mr. DeGaynor
Additional 402(v) Disclosure [Text Block]
Total Shareholder Return (columns (f) and (g))
Total shareholder return assumes that dividends were reinvested on the day of issuance.
Net Income (column (h))
Net Income as reported in the Company’s Consolidated Statements of Income included in our Form 10-K.
Operating Income (column (i))
Operating income as reported in the Company’s Consolidated Statement of Income included in our Form 10-K. Operating income is referred to in our NEOs’ incentive programs (see page 25) in the Compensation Discussion and Analysis. Operating income was determined to be the most important financial performance measure linking CAP to Company performance for 2022 and therefore was selected as the 2022 “Company-Selected Measure” as defined in Item 402(v).

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Cumulative Cash Flow
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Individual Performance
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Three Year Cumulative Relative TSR
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Return On Invested Capital
PEO [Member] | Stock Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,768,357)	$ (2,649,911)	$ (2,549,966)
PEO [Member] | Equity Awards Granted during Fiscal Year, Fair Value of Unvested Awards as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,876,059	875,832	4,468,503
PEO [Member] | Equity Awards Granted during Fiscal Year, Fair Value of Vested Awards as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,268,153	(5,468,320)	1,441,560
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(24,957)	329,667	(889,527)
Non-PEO NEO [Member] | Stock Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(500,305)	(504,179)	(585,803)
Non-PEO NEO [Member] | Equity Awards Granted during Fiscal Year, Fair Value of Unvested Awards as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	527,203	202,633	1,019,322
Non-PEO NEO [Member] | Equity Awards Granted during Fiscal Year, Fair Value of Vested Awards as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	100,708	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	517,949	(608,566)	710,860
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 14,216	$ 142,646	$ (68,129)